Fees Summary	Oct. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,638,000
Previously Paid Amount	0.00
Total Fee Amount	1,882.51
Total Offset Amount	0.00
Net Fee	1,882.51
Narrative - Max Aggregate Offering Price	$ 21,638,000
Final Prospectus	true